UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 4870

General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

General New York
Municipal Money
Market Fund

SEMIANNUAL REPORT May 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General New York
Municipal Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General New York Municipal Money Market Fund, covering the six-month period from December 1, 2013 through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s (the “Fed”) quantitative easing program, yields subsequently fell due to renewed economic concerns stemming from harsh winter weather and volatility in overseas markets. Meanwhile, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed’s new chairperson has reiterated that short-term rates are likely to remain near current levels for some time to come. In this stimulative environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher.We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2013 through May 31, 2014, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2014, General New York Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 0.00% and 0.00%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

Despite mounting evidence of a sustained U.S. economic recovery, the overnight federal funds rate was left unchanged near historical lows, and tax-exempt money market yields also remained low throughout the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, NewYork state, and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state, and New York city income taxes.The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high quality, municipal money market instruments that provide income exempt from federal, New York state, and New York city income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in New York’s short-term municipal marketplace.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases.Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally issued with maturities in the one-year range, may in turn lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

A Sustained Economic Recovery Gained Traction

While yields of municipal money market securities remained anchored throughout the reporting period by an unchanged federal funds rate between 0% and 0.25%, evidence of an accelerating economic recovery and the Federal Reserve Board’s (the “Fed”) decision to begin reducing its quantitative easing program drove yields of 10-year U.S.Treasury securities above 3% in December 2013. However, economic and political instability in the world’s emerging markets and unusually severe winter weather in the United States caused longer term bond yields to moderate over the first quarter of 2014, when U.S. GDP contracted at an annualized 1.0% rate even as the unemployment rate continued to decline.

The municipal money markets also were influenced by supply-and-demand factors. Demand remained strong for a limited supply of tax-exempt securities, including from nontraditional buyers, such as intermediate bond funds and taxable money market funds seeking attractive tax-exempt yields compared to similar maturity taxable securities. However, individual investors remained focused on longer term municipal bonds with higher yields. In this environment, yields of high-quality, one-year municipal notes remained low, and rates on variable rate demand notes (“VRDNs”) stayed in a narrow range amid steady demand from both tax-exempt and taxable money market funds seeking to comply with more stringent liquidity requirements.

Despite well-publicized fiscal problems facing the city of Detroit and Puerto Rico, municipal credit quality generally continued to improve. In NewYork, the economic rebound enabled the state to achieve a budget surplus and replenish reserves.

Credit Selection Remained Paramount

Most municipal money market funds have maintained short weighted average maturities compared to historical averages due to narrow yield differences along the tax-exempt money market’s maturity range. Ongoing uncertainty regarding potential changes to the regulations governing money market funds also contributed to relatively cautious investment postures.The fund was no exception, as we generally maintained its weighted average maturity in a position that was consistent with industry averages.

As always, well-researched credit selection remained paramount.We have continued to favor essential service revenue bonds backed by water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.

Short-Term Rates Likely to Stay Low

The Fed made several modest cuts in its monthly bond purchases over the reporting period, marking the start of what is expected to be a series of measured reductions in its quantitative easing program. However, the Fed also has made clear that short-term interest rates are likely to remain near current levels over the remainder of 2014. Consequently, in our judgment, the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 16, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation
(the “Manager” or “Dreyfus”) pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York Municipal Money Market Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014

	Class A	Class B
Expenses paid per $1,000†	$.90	$.95
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014

	Class A	Class B
Expenses paid per $1,000†	$.91	$.96
Ending value (after expenses)	$1,024.03	$1,023.98

† Expenses are equal to the fund’s annualized expense ratio of .18% for Class A and .19% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2014 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—100.4%	Rate (%)	Date	Amount ($)		Value ($)
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center Hospital
Project) (LOC; Bank of America)	0.09	6/7/14	6,005,000	[a]	6,005,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center Project)
(LOC; Bank of America)	0.09	6/7/14	2,155,000	[a]	2,155,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Living Resources Corporation
Project) (LOC; HSBC Bank USA)	0.06	6/7/14	1,485,000	[a]	1,485,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose Project)
(LOC; Wells Fargo Bank)	0.06	6/7/14	5,825,000	[a]	5,825,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Wells Fargo Bank)	0.06	6/7/14	3,845,000	[a]	3,845,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)	0.18	6/7/14	915,000	[a]	915,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)	0.25	6/7/14	345,000	[a]	345,000
Broadalbin-Perth Central School
District, GO Notes, BAN	1.00	3/19/15	1,583,371		1,587,625
Brocton Central School District,
GO Notes, BAN	1.25	7/11/14	2,000,000		2,001,086
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility)
(LOC; U.S. Bank NA)	0.08	6/7/14	1,150,000	[a]	1,150,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1152) (TSASC,
Inc., Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility: Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	6/7/14	6,500,000	[a,b,c]	6,500,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Deutsche Bank Spears/Lifers Trust
(Series DBE-1162) (Westchester
County Industrial Development
Agency, IDR (Ardsley Housing
Associates, LLC Facility))
(Liquidity Facility;
Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.26	6/7/14	14,900,000	[a,b,c,d]	14,900,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project)
(LOC; HSBC Bank USA)	0.13	6/7/14	3,900,000	[a]	3,900,000
Erie County Industrial Development
Agency, IDR (Luminescent
Systems, Inc. Project)
(LOC; HSBC Bank USA)	0.13	6/7/14	4,720,000	[a]	4,720,000
Gloversville City School District,
GO Notes, BAN	1.50	1/16/15	2,600,000		2,616,554
Guilderland Central School
District, GO Notes, BAN	1.25	7/17/14	2,878,226		2,880,714
Hamburg Central School District,
GO Notes, BAN	2.00	6/13/14	10,290,000		10,295,115
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Saint Ann’s
Home for the Aged Project)
(LOC; HSBC Bank USA)	0.10	6/7/14	5,275,000	[a]	5,275,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann’s Nursing
Home Company, Inc. Project)
(LOC; HSBC Bank USA)	0.08	6/7/14	790,000	[a]	790,000
Nassau County Industrial
Development Agency, Civic
Facility Improvement Revenue,
Refunding (Cold Spring Harbor
Laboratory Project) (Liquidity
Facility; TD Bank)	0.07	6/2/14	12,680,000	[a]	12,680,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.16	6/7/14	6,800,000	[a,d]	6,800,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York City,
GO Notes (Liquidity Facility;
Credit Agricole NA)	0.08	6/7/14	500,000	[a]	500,000
New York City,
GO Notes (LOC; Bank of
Tokyo-Mitsubishi UFJ)	0.06	6/2/14	5,600,000	[a]	5,600,000
New York City,
GO Notes (LOC;
Bayerische Landesbank)	0.07	6/7/14	100,000	[a]	100,000
New York City,
GO Notes (LOC;
Bayerische Landesbank)	0.07	6/7/14	15,800,000	[a]	15,800,000
New York City,
GO Notes (LOC;
Bayerische Landesbank)	0.07	6/7/14	100,000	[a]	100,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.08	6/7/14	8,200,000	[a]	8,200,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Cobble Hill Health Center, Inc.
Project) (LOC; Bank of America)	0.12	6/7/14	4,300,000	[a]	4,300,000
New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	0.26	6/7/14	1,095,000	[a]	1,095,000
New York City Industrial
Development Agency, IDR (Gary
Plastic Packaging Corporation
Project) (LOC; JPMorgan
Chase Bank)	0.19	6/7/14	1,750,000	[a]	1,750,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Liquidity
Facility; Mizuho Bank, Ltd.)	0.05	6/2/14	4,800,000	[a]	4,800,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade
Center Project) (LOC;
JPMorgan Chase Bank)	0.08	6/7/14	5,000,000	[a]	5,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade
Center Project) (LOC; JPMorgan
Chase Bank)	0.08	6/7/14	1,970,000	[a]	1,970,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade
Center Project) (LOC; JPMorgan
Chase Bank)	0.08	6/7/14	840,000	[a]	840,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade Center
Project) (LOC; JPMorgan
Chase Bank)	0.08	6/7/14	1,670,000	[a]	1,670,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project—Towers 3-4) (LOC;
JPMorgan Chase Bank)	0.08	6/7/14	100,000	[a]	100,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project Towers 3-4) (LOC;
JPMorgan Chase Bank)	0.08	6/7/14	155,000	[a]	155,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan
Chase Bank)	0.08	6/7/14	460,000	[a]	460,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan
Chase Bank)	0.08	6/7/14	235,000	[a]	235,000
New York State Dormitory
Authority, Revenue (Beverwyck,
Inc.) (LOC; Bank of America)	0.08	6/7/14	3,700,000	[a]	3,700,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York State Housing Finance
Agency, Housing Revenue (505
West 37th Street) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.11	6/2/14	12,700,000	[a,d]	12,700,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens)
(LOC; Citibank NA)	0.08	6/7/14	2,665,000	[a,d]	2,665,000
New York State Housing Finance
Agency, Housing Revenue
(Prospect Plaza Apartments)
(LOC; Citibank NA)	0.08	6/7/14	2,725,000	[a,d]	2,725,000
New York State Housing Finance
Agency, Housing Revenue
(West Village Apartments)
(LOC; Citibank NA)	0.09	6/7/14	6,200,000	[a,d]	6,200,000
New York State Mortgage Agency,
Mortgage Revenue (Citigroup
ROCS, Series RR II R-404)
(Liquidity Facility; Citibank NA)	0.11	6/7/14	5,330,000	[a,b,c,d]	5,330,000
North Tonawanda,
GO Notes, BAN	1.00	5/7/15	1,280,000		1,285,330
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	6,000,000		6,006,018
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Community College
Dormitory Corporation Project)
(LOC; Citibank NA)	0.08	6/7/14	7,095,000	[a]	7,095,000
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk Valley
Network Inc. Obligated Group;
Faxton-Saint Luke’s Healthcare)
(LOC; Bank of America)	0.09	6/7/14	6,370,000	[a]	6,370,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Saint
Elizabeth Medical Center
Facility) (LOC; HSBC Bank USA)	0.06	6/7/14	5,550,000	[a]	5,550,000
Onondaga County Industrial
Development Agency, IDR (ICM
Controls Corporation Project)
(LOC; M&T Trust)	0.21	6/7/14	2,240,000	[a]	2,240,000
Orleans County,
GO Notes, RAN	1.25	5/29/15	1,600,000		1,609,216
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Oswego
College Foundation, Inc.
Project) (LOC; M&T Bank)	0.10	6/7/14	890,000	[a]	890,000
Otselic Valley Central School
District, GO Notes, BAN	1.25	6/27/14	4,500,000		4,501,848
Peekskill City School District,
GO Notes, BAN	1.00	2/25/15	1,887,000		1,893,912
Port Authority of New York and New
Jersey, Equipment Notes	0.11	6/7/14	5,600,000	[a]	5,600,000
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	0.17	6/2/14	2,690,000	[a,d]	2,690,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project)
(LOC; M&T Trust)	0.16	6/7/14	2,900,000	[a]	2,900,000
Scottsville,
GO Notes, BAN	1.13	8/14/14	3,165,000		3,165,000
Wallkill,
GO Notes, BAN	1.25	1/16/15	1,500,000		1,505,891
Watertown,
GO Notes, BAN	1.00	4/23/15	1,645,000		1,651,571

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Trust)	0.23	6/7/14	14,600,000 [a,d]	14,600,000

Total Investments (cost $252,219,880)			100.4%	252,219,880
Liabilities, Less Cash and Receivables			(.4%)	(1,115,382)
Net Assets			100.0%	251,104,498

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2014, these securities amounted to $26,730,000 or 10.6% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d At May 31, 2014, the fund had $68,610,000 or 27.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from housing.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Housing	27.3	Transportation Services	2.2
Education	21.9	Utility-Water and Sewer	1.9
Industrial	15.4	County	.7
Health Care	12.3	Other	3.6
City	11.8
Resource Recovery	3.3		100.4

†	Based on net assets.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	252,219,880	252,219,880
Cash		54,311
Interest receivable		486,032
Prepaid expenses		34,693
		252,794,916
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		27,457
Payable for investment securities purchased		1,609,216
Accrued expenses		53,745
		1,690,418
Net Assets ($)		251,104,498
Composition of Net Assets ($):
Paid-in capital		251,104,013
Accumulated net realized gain (loss) on investments		485
Net Assets ($)		251,104,498

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	89,427,592	161,676,906
Shares Outstanding	89,432,651	161,686,113
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	226,952
Expenses:
Management fee—Note 2(a)	606,482
Shareholder servicing costs—Note 1 and Note 2(c)	271,968
Distribution and prospectus fees—Note 2(b)	151,067
Professional fees	38,979
Registration fees	15,309
Custodian fees—Note 2(c)	12,206
Prospectus and shareholders’ reports	11,953
Trustees’ fees and expenses—Note 2(d)	5,958
Miscellaneous	15,542
Total Expenses	1,129,464
Less—reduction in expenses due to undertaking—Note 2(a)	(902,471)
Less—reduction in fees due to earnings credits—Note 2(c)	(66)
Net Expenses	226,927
Investment Income—Net	25
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	181
Net Increase in Net Assets Resulting from Operations	206

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
Operations ($):
Investment income—net	25	781
Net realized gain (loss) on investments	181	304
Net Increase (Decrease) in Net Assets
Resulting from Operations	206	1,085
Dividends to Shareholders from ($):
Investment income—net:
Class A	(5)	(4,557)
Class B	(20)	(4,637)
Total Dividends	(25)	(9,194)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	26,939,043	133,214,083
Class B	169,295,687	316,208,507
Dividends reinvested:
Class A	5	4,375
Class B	20	4,629
Cost of shares redeemed:
Class A	(38,307,136)	(169,497,346)
Class B	(149,217,108)	(311,799,954)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	8,710,511	(31,865,706)
Total Increase (Decrease) in Net Assets	8,710,692	(31,873,815)
Net Assets ($):
Beginning of Period	242,393,806	274,267,621
End of Period	251,104,498	242,393,806

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2014				Year Ended November 30,
Class A Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.004
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.004)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.37
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69	[c]	.71		.69		.67		.67		.66
Ratio of net expenses
to average net assets	.18	[c]	.22		.27		.33		.38		.63
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.37
Net Assets, end of period
($ x 1,000)	89,428		100,790		137,073		168,990		189,737		290,576

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

Six Months Ended
	May 31, 2014				Year Ended November 30,
Class B Shares	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.09
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09	[c]	1.10		1.09		1.08		1.07		1.10
Ratio of net expenses
to average net assets	.19	[c]	.22		.28		.32		.38		.92
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.08
Net Assets, end of period
($ x 1,000)	161,677		141,603		137,194		128,409		114,600		159,710

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General NewYork Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A and Class B. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2014, sub-accounting service fees amounted to $35,889 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are generally reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	252,219,880
Level 3—Significant Unobservable Inputs	—
Total	252,219,880
† See Statement of Investments for additional detailed categorizations.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2013 was as follows: tax-exempt income $781 and ordinary income $8,413. The tax character of current year distribution will be determined at the end of the current fiscal year.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2014, there was no reduction in expenses pursuant to the Agreement.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $252,958 for Class A and $649,513 for Class B shares during the period ended May 31, 2014.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the

Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2014, Class B shares were charged $151,067 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2014, Class A shares were charged $38,310 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to their services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2014, Class B shares were charged $179,444 pursuant to the Class B Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $15,633 for transfer agency services and $750 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $66.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $12,206 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement which compensatesThe Bank of NewYork Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended May 31, 2014, the fund was charged $536 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $4,622 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $106,019, Distribution Plan fees $27,122, Shareholder Services Plan fees $40,683, custodian fees $9,220, Chief Compliance Officer fees $1,472 and transfer agency fees $139, which are offset against an expense reimbursement currently in effect in the amount of $157,198.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2014, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $22,805,000 and $22,390,000, respectively.

The Fund 27

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)